Accrued Expenses and Other Current Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued cost of revenue	$ 630,000	$ 823,000
VAT and taxes payable	1,389,000	1,256,608
Other	1,327,000	327,181
Accrued expenses and other current liabilities	$ 3,346,000	$ 2,407,194